Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 28, 2024
Fidelity Advisor Semiconductors Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	64.85%
Past 5 years	31.73%
Past 10 years	24.10%
Fidelity Advisor Semiconductors Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	63.55%
Past 5 years	30.67%
Past 10 years	22.16%
Fidelity Advisor Semiconductors Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	39.31%
Past 5 years	26.36%
Past 10 years	19.90%
Fidelity Advisor Semiconductors Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	72.62%
Past 5 years	32.30%
Past 10 years	24.07%
Fidelity Advisor Semiconductors Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	68.38%
Past 5 years	31.99%
Past 10 years	24.02%
Fidelity Advisor Semiconductors Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	75.33%
Past 5 years	33.66%
Past 10 years	25.19%
Fidelity Advisor Semiconductors Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	75.60%
Past 5 years	33.84%
Since Inception	27.28%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1508
Average Annual Return:
Past 1 year	86.73%
Past 5 years	33.87%
Past 10 years	24.95%

[1]	A From October 2, 2018 .